Average Annual Total Returns - R3 R4 R6 Shares - JPMorgan SMID Cap Equity Fund	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 2500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	9.89%	9.73%	10.62%	10.13%	9.99%	10.89%	10.44%	10.27%	11.04%	9.31%	7.84%	9.11%	6.84%	7.68%	8.69%	19.99%	13.64%	11.97%